Filed with the Securities and Exchange Commission on December 10, 2013

1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	102	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	103	[	X	]

(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

James R. Arnold, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Scot E. Draeger, Esq.
Bernstein, Shur, Sawyer & Nelson P.A.
100 Middle Street
P.O. Box 9729
Portland, ME 04104-5029

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Consilium Emerging Market Small Cap Fund

Investor Class Shares
(Trading Symbol: CEMSX)

Institutional Class Shares
(Trading Symbol: CEMNX)

Prospectus

December 10, 2013

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

Consilium Emerging Market Small Cap Fund
A series of Managed Portfolio Series (the “Trust”)

Table of Contents - Prospectus

Summary Section

Consilium Emerging Market Small Cap Fund

Investment Objective
The Consilium Emerging Market Small Cap Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	0.70%	0.70%
Total Annual Fund Operating Expenses	2.45%	2.20%
Expense (Reimbursement)/Recoupment (2)	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment (2)	1.95%	1.70%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(2)
Montage Investments, LLC (the “Adviser” or “Montage”) and Consilium Investment Management LLC (the “Sub-Adviser” or “Consilium”) have contractually agreed to reimburse the Fund for its operating expenses, and may reduce their management fees in order to ensure that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.95% of the average daily net assets of the Investor Class and 1.70% of the average daily net assets of the Institutional Class.  Expenses reimbursed and/or fees reduced by the Adviser and/or Sub-Adviser may be recouped by the Adviser and/or Sub-Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred.  The amount of reimbursed expenses and/or reduced fees that the Adviser and Sub-Adviser may respectively recoup shall not exceed the amount of expenses/fees that each individually reimbursed/reduced during the preceding three fiscal years.  The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus, subject thereafter to termination at any time upon 60 days’ written notice by the Trust, Adviser and/or Sub-Adviser through May 31, 2015.  The Trust’s Board of Trustees (the “Board of Trustees”) must consent to the termination of the Operating Expense Limitation Agreement by the Adviser and/or Sub-Adviser after one year from the effective date of this Prospectus, which consent shall not be unreasonably withheld.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Investor Class Shares	$198	$716
Institutional Class Shares	$173	$640

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1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of issuers with market capitalizations of less than $3 billion at the time of purchase that are tied economically to emerging market countries.  The securities in which the Fund invests include common stock, preferred stocks, depositary receipts, real estate investment trusts (“REITs”), convertible securities and participation notes.  The Fund considers emerging market countries to be those countries defined as such by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development and the countries currently included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.  Emerging market countries, which include frontier market countries that are the least developed countries even by emerging market standards, include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.  The Adviser and/or Sub-Adviser determines that an issuer is economically tied to an emerging market country if the issuer (i) derives at least 50% of its revenues or operating profits from goods produced or sold or services performed within that country, (ii) has at least 50% of its assets located within that country, (iii) has issued securities that trade principally within that country, or (iv) has issued securities that are included in an index generally considered representative of that country’s market.

Depositary receipts are generally issued by a bank or trust company and evidence ownership of underlying foreign securities.  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs.  Participation notes are issued or backed by banks and/or broker-dealers and structured as debt obligations that are designed to replicate equity market exposure in frontier markets where direct investment is difficult or impossible due to local investment restrictions.

The Fund divides responsibility for investment management between the Adviser and Consilium, an unaffiliated sub-adviser.  As part of its services to the Fund, the Adviser evaluates and recommends professional investment managers to serve as sub-advisers and makes specific portfolio investments for different asset classes comprising all or a portion the Fund’s portfolio, according to designated investment objectives, styles and strategies.  The Fund is the first fund managed by the Adviser to employ this bifurcated fund management structure, and currently has only a single sub-adviser.  In the future, however, the Adviser may manage the Fund using a multi-style, multi-manager strategy.

Utilizing this bifurcated fund management structure, the Fund is managed by an investment team, consisting of the portfolio managers of the Adviser and Sub-Adviser and their research analysts. The investment team employs an integrated and holistic investment strategy, combining their broader global and individual country assessments with bottom up individual stock discovery and in depth company specific research, which results in a focused, non-indexed “rifle shot” approach that the investment team believes adds real value to shareholders when investing in emerging markets.  Each security considered for the Fund’s portfolio is assessed from the point of view of potential return, expected time horizon and liquidity and is constantly monitored relative to market conditions.  Securities are selected for the Fund’s portfolio utilizing a combination of fundamental micro and macro analysis along with a clear understanding of the liquidity in the targeted securities.

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The investment team addresses portfolio risk in several ways.  First, the investment team cross-references its independent research and forecasts and with data from external research and data sources, including conducting 200-300 meetings per year with companies, government officials, and broker-dealers and other external research firms.  These research meetings occur primarily outside the United States in the country where the investment opportunity resides and are critical to the investment research process.  The investment team compares its company valuations to relevant peers to gauge attractiveness and establishes price targets using appropriate valuation metrics based on the individual companies.  In addition, the investment team typically limits positions to 5% at the time of purchase and maximum exposure to any one emerging market country to 25%.

At the discretion of the investment team, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in meeting redemptions and paying expenses, which may result in the Fund not achieving its investment objective.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

Adviser Risk. The Adviser and Sub-Adviser have not previously managed a mutual fund.

Management Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Multi-Manager Risk.  While the investment styles employed by the Fund’s investment managers are intended to be complementary, they may not in fact be complementary.  A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Foreign Securities Risk.  Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

Depositary Receipts Risk.  Depositary receipts are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities. Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  As a result, there may not be a correlation between such information and the market values of unsponsored depositary receipts.

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Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

Frontier Market Countries Risk.  Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in frontier market countries are magnified relative to emerging market countries generally.  The magnification of risks is the result of potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  Other countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging and frontier market countries than in developed market countries.

Liquidity Risk.  From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Participation Notes Risk. Investments in participation notes involve the same risks associated with a direct investment in the securities of the underlying foreign companies or foreign securities markets that they seek to replicate.  The performance results of participation notes will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses.

Small-Cap and Micro-Cap Companies Risk.   Securities of small- and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock.  It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

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Convertible Securities Risk.  Convertible securities risk is the risk that the market values of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”  The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock.  As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Until such time, inception-to-date performance information as of the end of most recently completed calendar quarter will be available on the Fund’s website at www.consiliumfunds.com or by calling the Fund toll-free at (855) 572-3679.  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance.

Management
Unlike most investment companies that have a single company or organization acting as investment manager, the Fund divides responsibility for investment management between the Adviser and an unaffiliated sub-adviser.  As part of its services to the Fund, and other funds that it advises or will advise utilizing the same fund structure, the Adviser evaluates and recommends professional investment managers to serve as sub-advisers and make specific portfolio investments for different asset classes comprising all or a portion such fund’s portfolio, according to designated investment objectives, styles and strategies.  The Fund is the first fund managed by the Adviser to employ this bifurcated fund management structure, and currently has only a single sub-adviser.  In the future, however, the Adviser may manage both this Fund and other funds using a multi-style, multi-manager strategy.  The Fund, the Trust and the Adviser have applied to the U.S. Securities and Exchange Commission (the “SEC”) for an exemptive order that will permit the Adviser, subject to Board approval, to enter into new or modified sub-advisory agreements with existing or new sub-advisers for the Fund without approval of Fund shareholders. There is no guarantee that such an order will be issued.

Investment Adviser
Montage Investments, LLC is the Fund’s investment adviser.

Investment Sub-Adviser
Consilium Investment Management LLC is the Fund’s sub-adviser.

Portfolio Managers
The Fund is managed by an investment team consisting of portfolio managers of the Adviser and the Sub-Adviser.

Adviser Portfolio Manager
Gary Henson, President and Chief Investment Officer of the Adviser, has served as a portfolio manager of the Fund since its inception.

Sub-Adviser Portfolio Manager
Jonathan Binder, Chief Investment Officer of the Sub-Adviser, has served as a portfolio manager of the Fund since its inception.

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Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Consilium Emerging Market Small Cap Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transaction, by contacting the Fund by telephone at (855) 572-3679 or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown below.

	Investor Class	Institutional Class
Minimum Initial Investment	$2,500	$1,000,000
Subsequent Minimum Investment	$100	$100

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-deferred arrangement such as a 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund, the Adviser and/or the Sub-Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objective

The Fund’s investment objective is long-term capital appreciation.  The investment objective is not fundamental and may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of issuers with market capitalizations of less than $3 billion at the time of purchase that are tied economically to emerging market countries.  The securities in which the Fund invests include common stock, preferred stocks, depositary receipts, real estate investment trusts (“REITs”), convertible securities and participation notes.  The Fund considers emerging market countries to be those countries defined as such by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development and the countries currently included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.   Emerging market countries, which include frontier market countries that are the least developed countries even by emerging market standards, include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.  The Adviser and/or Sub-Adviser determines that an issuer is economically tied to an emerging market country if the issuer (i) derives at least 50% of its revenues or operating profits from goods produced or sold or services performed within that country, (ii) has at least 50% of its assets located within that country, (iii) has issued securities that trade principally within that country, or (iv) has issued securities that are included in an index generally considered representative of that country’s market.

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Depositary receipts are generally issued by a bank or trust company and evidence ownership of underlying foreign securities.  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs.  Participation notes are issued or backed by banks and/or broker-dealers and structured as debt obligations that are designed to replicate equity market exposure in frontier markets where direct investment is difficult or impossible due to local investment restrictions.

The Fund divides responsibility for investment management between the Adviser and Consilium, an unaffiliated sub-adviser.  As part of its services to the Fund, the Adviser evaluates and recommends professional investment managers to serve as sub-advisers and make specific portfolio investments for different asset classes comprising all or a portion the Fund’s portfolio, according to designated investment objectives, styles and strategies.  The Fund is the first fund managed by the Adviser to employ this bifurcated fund management structure, and currently has only a single sub-adviser.  In the future, however, the Adviser may manage the Fund using a multi-style, multi-manager strategy.

Utilizing this bifurcated fund management structure, the Fund is managed by an investment team, consisting of the portfolio managers of the Adviser and Sub-Adviser and their research analysts.  The investment team employs an integrated and holistic investment strategy, combining their broader global and individual country assessments with bottom up individual stock discovery and in depth company specific research, which results in a focused, non-indexed “rifle shot” approach that the investment team believes adds real value to shareholders when investing in emerging markets.  Each security considered for the Fund’s portfolio is assessed from the point of view of potential return, expected time horizon and liquidity and is constantly monitored relative to market conditions.  Securities are selected for the Fund’s portfolio utilizing a combination of fundamental micro and macro analysis along with a clear understanding of the liquidity in the targeted securities.

The investment team addresses portfolio risk in several ways.  The investment team cross-references its independent research and forecasts and with data from external research and data sources, including conducting 200-300 meetings per year with companies, government officials, and broker-dealers and other external research firms.  These research meetings occur primarily outside the United States in the country where the investment opportunity resides and are critical to the investment research process.  The investment team then compares its company valuations to relevant peers to gauge attractiveness and establishes price targets using appropriate valuation metrics based on the individual companies.  In addition, the investment team typically limits positions to 5% at the time of purchase and maximum exposure to any one emerging market country to 25%.

An existing holding of the Fund may be reviewed by the investment team for a variety of reasons, including a deterioration of the political stability and economic policies of a targeted country, changing fundamentals of a company, a more attractive investment alternative is discovered, its target price is achieved or the size of the position has become too large.  If the investment team determines that action is necessary, it may sell a position in its entirety or reduce the position.

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Fund, at the discretion of the investment team, may invest up to 100% of its total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include cash, shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market funds’ management fees and operational expenses.

The Fund may also hold short-term debt securities and money market instruments to retain flexibility in meeting redemptions and paying expenses.

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Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund.  The principal risks of investing in the Fund are:

General Market Risk. The NAV of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in the Fund.  The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  In some cases, for example, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of the issuers.  Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties.  As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased.  Continuing market problems may have adverse effects on the Fund.

New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines it is in the best interest of shareholders.  As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

Adviser Risk.  Neither the Adviser nor the Sub-Adviser has previously managed a mutual fund.

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the Adviser and Sub-Adviser’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser and Sub-Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser and Sub-Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely and the Fund could underperform other mutual funds with similar investment objectives.

Multi-Manager Risk. To the extent that the Fund’s assets are invested in a multi-manager style, it will be subject to multi-manager risk.  While the investment styles employed by the Fund’s investment managers are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by a Fund’s multiple investment managers may result in the Fund holding a significant amount of certain types of securities.  This may be beneficial or detrimental to the Fund’s performance depending upon the performance of those securities and the overall economic environment.  The investment managers selected for the Fund may underperform the market generally or other investment managers that could have been selected for the Fund.  The multi-manager approach could increase the Fund’s portfolio turnover rate which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs.  The success of the Fund’s investment strategy depends on, among other things, both the Adviser’s skill in selecting investment managers and allocating assets to those investment managers and on the investment manager’s skill in executing the relevant investment strategy and selecting investments.

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Foreign Securities Risk.  The risk of investing in securities of foreign companies involves risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets.

Depositary Receipts Risk.  Depositary receipts are generally issued by a bank or trust company and evidence ownership of underlying foreign securities.  Depositary receipts are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities.  Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  As a result, there may not be a correlation between such information and the market values of unsponsored depositary receipts.

Emerging Markets Risk. The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.  Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Frontier Market Countries Risk.  Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in frontier market countries are magnified relative to emerging market countries generally. The economies of frontier market countries may have low trading volumes and the potential for extreme price volatility and illiquidity.

Governments of many frontier market countries may exercise substantial influence over many aspects of the private sector or may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class and/or impose additional taxes on foreign investors.

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Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.

The frontier market countries in which the Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce the Fund’s returns.

Banks in frontier market countries used to hold the Fund’s securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held by a foreign bank in the event of the bankruptcy of the bank.  Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlements will take longer and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the settlement systems.

Currency Risk.  When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars.  In purchasing or selling local currency to execute transactions on foreign exchanges, the Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings.  Some countries have, and may continue to adopt internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.  In addition, a country may impose formal or informal currency exchange controls.  These controls may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could undermine the value of the Fund’s portfolio holdings and potentially place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging and frontier market countries than in developed market countries.

Liquidity Risk.  Liquidity risk exists when the market for particular securities or types of securities is or becomes relatively illiquid so that the Fund is unable, or it becomes more difficult for the Fund, to sell the security at the price at which the Fund has valued the security.  Illiquidity may result from political, economic or issuer specific events or overall market disruptions. Securities with reduced liquidity or that become illiquid involve greater risk than securities with more liquid markets. Market quotations for illiquid securities may be volatile and/or subject to large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. To the extent that the Fund and its affiliates hold a significant portion of the issuer’s outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer’s securities were more widely held.

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Participation Notes Risk.  Participation notes are designed to replicate the performance of the securities of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. There can be no assurance that the trading price of participation notes will equal the underlying value of the securities of the foreign companies or foreign securities markets that they seek to replicate. Investments in participation notes involve the same risks associated with a direct investment in the securities of the underlying foreign companies or foreign securities markets that they seek to replicate. Participation notes are subject to counterparty risk, which is the risk that the issuer of the participation note (a bank or a broker-dealer) will not fulfill its contractual obligation to complete the transaction with the Fund. Moreover, the Fund has no rights under a participation note against the issuer of the underlying security.

Small-Cap and Micro-Cap Companies Risk.  Small- and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies.  Therefore, their securities may be more volatile and less liquid than the securities of larger, more established companies.  Small- and micro-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the investment team wants to sell a large quantity of small- or micro-cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large-cap companies.

Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock.  It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

REIT Risk.  REITs have been subject to substantial fluctuations and valuation declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.

Convertible Securities Risk.  Convertible securities are fixed income securities, preferred stocks or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate.  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline.  A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”  The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock.  As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.  Thus, it may not decline in price to the same extent as the underlying common stock.  In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.  Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

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Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.

Management of the Fund

Investment Adviser

The Fund has entered into an investment advisory agreement (“Advisory Agreement”) with Montage Investments, LLC, located at 11300 Tomahawk Creek Parkway, Suite 200, Leawood, Kansas, 66211.  Established in 2009, the Adviser is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions.  As of October 31, 2013, the Adviser had approximately $183 million in assets under management directly, and approximately $19 billion in assets under management through its subsidiary investment advisers.  The Adviser is wholly-owned by Mariner Holdings, LLC, a global financial services firm.  Under the Advisory Agreement, the Adviser manages the Fund’s investments subject to the supervision of the Board of Trustees.

The Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, including through the use of a sub-adviser.  The Adviser is responsible for assuring that investments are made according to the Fund’s investment objective, policies and restrictions.  The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement.  For its services, the Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 1.50% of the Fund’s average daily net assets.

Unlike most investment companies that have a single company or organization acting as investment manager, the Fund divides responsibility for investment management between the Adviser and an unaffiliated sub-adviser.  As part of its services to the Fund and other funds that it advises or will advise utilizing the same fund structure (each a “Montage Fund” and collectively, the “Montage Funds”), the Adviser provides and utilizes investment manager research that it has conducted to assist the Montage Funds in achieving their investment objectives.  Such services include evaluating and recommending professional investment advisory and management organizations (“investment managers”) to serve as sub-advisers and making specific portfolio investments for different asset classes or portions of a Montage Fund’s portfolio, according to designated investment objectives, styles and strategies.  As the first Montage Fund, the Fund is the first to employ this bifurcated fund management structure, and currently has only a single sub-adviser.  Montage may in the future, however, employ this fund structure to advise both this and other Montage Funds whose assets are invested using a multi-style, multi-manager strategy.

Subject to the approval of the Trust’s Board of Trustees, the Adviser selects one or more sub-adviser investment managers for the Montage Funds, allocates most Fund assets to or among those investment managers, oversees them and evaluates their performance results.  Subject to the Adviser’s oversight, the sub-adviser investment managers to Montage Funds select the individual portfolio securities for the assets assigned to them.  The sub-adviser investment managers that the Adviser selects generally are unaffiliated with the Adviser, but may also include affiliated sub-advisers.  The Adviser manages the portion of each Montage Fund’s assets that the Adviser determines not to allocate to sub-advisers.  Assets not allocated to sub-advisers include a Montage Fund’s liquidity reserves and assets which may be managed directly by the Adviser to modify the Montage Fund’s overall portfolio characteristics to seek to achieve the desired risk/return profile for each Montage Fund.  The Adviser may also manage portions of a Montage Fund during transitions between investment managers.  The Adviser’s employees who manage a Montage Fund oversee the sub-adviser investment managers of the Montage Funds and have primary responsibility for the management of such Montage Funds.

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The Fund, the Trust and the Adviser have applied to the U.S. Securities and Exchange Commission (the “SEC”) for an exemptive order that will permit the Adviser, subject to Board approval, to enter into new or modified sub-advisory agreements with existing or new sub-advisers for the Fund and other Montage Funds, without approval of Fund shareholders (“Exemptive Relief”).  There is no guarantee that such an order will be issued. If the proposed Exemptive Relief is granted by the SEC, the Fund will be required to notify shareholders of the retention of a new sub-adviser within 90 days of the hiring of the new sub-adviser.  The Adviser in the future may propose to appoint or replace one or more sub-advisers subject to Board approval and applicable shareholder notice requirements.

Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an Operating Expense Limitation Agreement among the Adviser, the Sub-Adviser and the Fund, the Adviser and/or Sub-Adviser have agreed to reimburse the Fund for its operating expenses, and may reduce their management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.95% of the average daily net assets of the Investor Class and 1.70% of the average daily net assets of the Institutional Class.  Expenses reimbursed and/or fees reduced by the Adviser and/or Sub-Adviser may be recouped by the Adviser and/or Sub-Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred.  The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus, subject thereafter to termination at any time upon 60 days’ written notice by either the Trust or the Adviser and/or Sub-Adviser through May 31, 2015.  The Board of Trustees must consent to the termination of the Operating Expense Limitation Agreement by the Adviser and/or Sub-Adviser after one year from the effective date of this Prospectus, which consent shall not be unreasonably withheld.  The amount of reimbursed expenses and/or reduced fees that the Adviser and Sub-Adviser may respectively recoup shall not exceed the amount of expenses/fees that each individually reimbursed/reduced during the preceding three fiscal years.

A discussion regarding the basis of the Board of Trustees’ approval of the Advisory Agreement will be available in the Fund’s first semi-annual report to shareholders.

Investment Sub-Adviser

The Adviser has engaged Consilium Investment Management LLC, located at 3101 N. Federal Highway, Suite 502, Fort Lauderdale, Florida 33306, as the sub-adviser to the Fund.  The Sub-Adviser is an investment management firm focused on the emerging and frontier markets and manages assets for institutional clients.

Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchase, retention and sale of securities. Pursuant to a Sub-Advisory Agreement, the Adviser pays the Sub-Adviser, on a monthly basis, an annual sub-advisory fee of 1.00% of the Fund’s average net assets at month-end.

A discussion regarding the basis for the Board of Trustee’s approval of the Sub-Advisory Agreement will be available in the Fund’s first semi-annual report to shareholders.

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Portfolio Manager

The Fund is managed by an investment team consisting of portfolio managers of the Adviser and the Sub-Adviser and their research analysts.

Investment Adviser Portfolio Manager

Gary P. Henson, CFA, CFP®
Mr. Henson has served as President and Chief Investment Officer of Montage Investments, LLC, since 2010, and has served as Portfolio Manager of the Fund since its inception. He is responsible for manager selection and overall portfolio construction, allocation, and monitoring of the Fund’s assets, as well as the investment of assets that have not been allocated to the Sub-Adviser.  Mr. Henson also served as President at Mariner Wealth Advisors from 2007-2012 and Senior Investment Officer of Country Club Trust Company from 2002-2007.  Mr. Henson has more than two decades of investment experience and has managed equity, derivative and fixed income portfolios for banks, insurance companies, tax-exempt funds and high-net-worth individuals.  Mr. Henson has a bachelor’s degree in business administration from Westminster College in Fulton, Missouri, is a CERTIFIED FINANCIAL PLANNERTM professional, a Chartered Financial Analyst and a member of the Kansas City Society of Financial Analysts.

Investment Sub-Adviser Portfolio Manager

Jonathan Binder
Mr. Binder has served as Chief Investment Officer and Portfolio Manager at Consilium Investment Management LLC since 2004, and has served as Portfolio Manager of the Fund since its inception.  Mr. Binder is primarily responsible for the day to day management of Fund assets that the Adviser has allocated to the Sub-Adviser for investment.  Prior to that, Mr. Binder was the CIO of Standard Bank S.A. from 1999-2003 where he oversaw both equity and fixed income products including emerging and global market strategies.  Mr. Binder also served as portfolio manager for the Emerging Market Equity Hedge Fund at Americas Trust Bank from 1997-1999, managing director of Latin American Equity Capital Markets at Deutsche Morgan Grenfell from 1993-1997, and was in charge of equity sales trading and research in Latin America for James Capel from 1990-1997.  Mr. Binder graduated from the University of Bristol, England with a Bachelor of Science degree in Economics and a joint honors degree in Economics and Politics.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

Shareholder Information

Pricing of Fund Shares

The price of each class of the Fund’s shares is its net asset value (“NAV”).  The NAV of each class of shares is calculated by dividing the total assets of each class, less the liabilities of each class, by the number of shares outstanding of each class.  The NAV of each class is calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m., Eastern time.  The NAV of each class will not be calculated nor may investors purchase or redeem Fund shares on days that the NYSE is closed for trading, even though certain Fund securities (i.e., foreign or debt securities) may trade on days the NYSE is closed, and such trading may materially affect the NAV of each class of the Fund’s shares.

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The Fund’s assets are generally valued at their market price using valuations provided by independent pricing services.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund was using market value pricing.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

How to Purchase Fund Shares

Shares of the Fund are purchased at the next NAV per share calculated after your purchase order is received in good order by the Fund (as defined below).

Shares of the Fund have not been registered and are not offered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and Anti-Money Laundering Officer for the Trust both conclude that such sale is appropriate and is not in contravention of United States law.

A service fee, currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Fund and U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your order will not be accepted until a completed account application (an “Account Application”) is received by the Fund or the Transfer Agent.

Investment Minimums.  The minimum initial investment amount is $2,500 for the Investor Class Shares and $1,000,000 for the Institutional Class Shares.  The minimum investment amount for subsequent investments for the Investor Class Shares and the Institutional Class Shares is $100.  The Fund reserves the right to waive the minimum initial investment or minimum subsequent investment amounts at its discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

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Purchases through Financial Intermediaries.  For share purchases through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and payment to the Fund’s Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales from the Fund.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.  Financial intermediaries placing orders for themselves or on behalf of their customers should call the Fund toll free at (855) 572-3679, or follow the instructions listed in the following sections titled “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

If you place an order for the Fund’s shares through a financial intermediary that is authorized by the Fund to receive purchase and redemption orders on its behalf (an “Authorized Intermediary”), your order will be processed at the NAV next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to receive purchase and redemption orders on the Fund’s behalf.

If your financial intermediary is not an Authorized Intermediary, your order will be processed at the NAV next calculated after the Transfer Agent receives your order from your financial intermediary.  Your financial intermediary must agree to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and your financial intermediary will be held liable for any resulting fees or losses.  Financial intermediaries that are not Authorized Intermediaries may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund.

Purchase Requests Must be Received in Good Order
Your share price will be the next applicable price per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  “Good order” generally means that your purchase request includes:

●	The name of the Fund;
●	The class of shares to be purchased;
●	The dollar amount of shares to be purchased;
●	Your account application or investment stub; and
●	A check payable to the name of the Fund.

An Account Application to purchase Fund shares is subject to acceptance by the Fund and is not binding until so accepted.  The Fund reserves the right to reject any Account Application or to reject any purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  Accounts opened by entities, such as credit unions, corporations, limited liability companies, partnerships or trusts, will require additional documentation.  Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.

Upon acceptance by the Fund, all purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at the applicable price next calculated after receipt.  Purchase requests received after the close of the NYSE (generally 4:00 p.m., Eastern time) will be priced on the next business day.

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Purchase by Mail.  To purchase Fund shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to the Fund:

Regular Mail	Overnight or Express Mail
Consilium Emerging Market Small Cap Fund	Consilium Emerging Market Small Cap Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.  The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds the Transfer Agent must have a completed Account Application.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at (855) 572-3679 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and your account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Consilium Emerging Market Small Cap Fund (Shareholder Name/Account Registration) (Shareholder Account Number) (Class of shares to be purchased)

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Fund and U.S. Bank, N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Investing by Telephone. You may not make initial purchases of Fund shares by telephone. If you have accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund and your account has been open for at least 15 days, you may purchase additional shares by telephoning the Fund toll free at (855) 572-3679.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $100.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the price determined on the day your order is placed.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Fund is not responsible for delays due to communications or transmission outages or failure.

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Subsequent Investments. Subject to the minimum subsequent investment amount described above, you may add to your account at any time by purchasing shares by mail, by telephone or by wire.  You must call to notify the Fund at (855) 572-3679 before wiring.  An investment stub, which is attached to your individual account statement, should accompany any investments made through the mail.  All subsequent purchase requests must include your shareholder account number.

Automatic Investment Plan.  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date.  A fee will be charged if your bank does not honor the AIP draft for any reason.

Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

●	Full name;
●	Date of birth (individuals only);
●	Social Security or taxpayer identification number; and
●	Permanent street address (a P.O. Box number alone is not acceptable).

In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at (855) 572-3679.

Cancellations.  The Fund will not accept a request to cancel a transaction once processing has begun.  Please exercise care when placing a transaction request.

How to Redeem Fund Shares

In general, orders to sell or “redeem” shares may be placed directly with the Fund or through a financial intermediary.  You may redeem all or part of your investment in the Fund’s shares on any business day that the Fund calculates its NAV.

However, if you originally purchased your shares through a broker-dealer or financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with their established procedures.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.

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Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds.  You may redeem your Fund shares at a price equal to the NAV per share next determined after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by the Fund in good order after the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be processed on the next business day.

A redemption request will generally be deemed in “good order” if it includes:

●	The shareholder’s name;
●	The name of the Fund;
●	The class of shares to be redeemed;
●	The account number;
●	The share or dollar amount to be redeemed; and
●	Signatures by all shareholders on the account and signature guarantee(s), if applicable.

Additional documents are required for certain types of redemptions, such as redemptions from accounts held by credit unions, corporations, limited liability companies, or partnerships, or from accounts with executors, trustees, administrators or guardians.  Please contact the Transfer Agent to confirm the requirements applicable to your specific redemption request.  Redemption requests that do not have the required documentation will be rejected.

While redemption proceeds may be paid by check sent to the address of record, the Fund is not responsible for interest lost on such amounts due to lost or misdirected mail.  Redemption proceeds may be wired to your pre-established bank account or proceeds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established for your account.  Redemption proceeds will typically be sent on the business day following your redemption.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three days after redemption.  Except as set forth below, proceeds will be paid within seven calendar days after the Fund receives your redemption request.  The Fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act and as described below.

Please note that if the Transfer Agent has not yet collected payment for the shares you are redeeming, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders.  Your ability to redeem shares by telephone will be restricted for 15 days after you change your address.  You may change your address at any time by telephone or written request, addressed to the Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.

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Redemption proceeds will be sent to the address of record.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  A signature guarantee of each owner is required in the following situations:

●	If ownership is being changed on your account;
●	When redemption proceeds are payable or sent to any person, address or bank account not on record;
●	If a change of address request has been received by the Transfer Agent within the last 15 days; and
●	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail.  You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Consilium Emerging Market Small Cap Fund	Consilium Emerging Market Small Cap Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Wire Redemption.  Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Telephone Redemption.  If you have accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund, you may redeem shares, in amounts of $100,000 or less, by instructing the Fund by telephone at (855) 572-3679.  A signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 days before the redemption request.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Fund is not responsible for delays due to communication or transmission outages or failures.

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Note:  Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting that you correctly state:

●	Your Fund account number;
●	The name in which your account is registered; and/or
●	The Social Security or taxpayer identification number under which the account is registered.

If an account has more than one owner or person authorized to perform transactions, the Fund will accept telephone instructions from any one owner or authorized person.

Systematic Withdrawal Program.  The Fund offers a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000, and the minimum payment amount is $100.  This program may be terminated or modified by the Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call (855) 572-3679 for additional information regarding the SWP.

The Fund’s Right to Redeem an Account.  The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $2,500, other than as a result of a decline in the NAV of the Fund.  The Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.

Redemption-in-Kind.  The Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming from the Fund during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Cancellations.  The Fund will not accept a request to cancel a transaction once processing has begun.  Please exercise care when placing a transaction request.

Redemption Fee s

Redemptions of short-term holdings may create missed opportunity and trading costs for the Fund.

For these reasons, the Fund will assess a 1.00% fee on the redemption of Fund shares held for 60 days or less.  The Fund uses the first-in, first-out (“FIFO”) method to determine the 60-day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is 60 days or less, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for at least a 60-day period from the date of purchase.  This fee does not apply to Fund shares acquired through reinvested distributions (net investment income and capital gains), redemptions under the SWP and shares purchased pursuant to the AIP.  The Fund’s redemption fee will also be waived on sales of Fund shares made in connection with non-discretionary portfolio rebalancing associated with certain wrap accounts and certain retirement plans.

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Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for 60 days or less, the Fund may not always be able to track short-term trading effected through Authorized Intermediaries in non-disclosed or omnibus accounts.  While the Fund or its distributor has entered into information sharing agreements with such Authorized Intermediaries as described below under the section entitled “Tools to Combat Frequent Transactions,” which contractually require such Authorized intermediaries to provide the Fund with information relating to their customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and may not always be able to track short-term trading effected through these Authorized Intermediaries.  In addition, while the Fund is required to rely on information from the Authorized Intermediary as to the applicable redemption fee, the Fund cannot ensure that the Authorized Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.  The Fund also reserves the right to waive the redemption fee, subject to its sole discretion, in instances deemed by the Adviser not to be disadvantageous to the Fund or its shareholders and which do not indicate market timing strategies.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Dividends and Distributions

The Fund will make distributions of net investment income and net capital gains, if any, at least annually, typically during the month of December.  The Fund may make additional distributions if deemed to be desirable at another time during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received your request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

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Tools to Combat Frequent Transactions

The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Fund applies all restrictions uniformly in all applicable cases.

Monitoring Trading Practices.  The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Fund uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Fund in its sole discretion.  To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Fair Value Pricing.  The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Pricing of Fund Shares.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

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Tax Consequences

Distributions of the Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gains and net gains from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income.  To the extent that the Fund’s distributions of net investment company taxable income are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  To the extent the Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.

Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at a maximum rate of 20% for individual shareholders in the highest income tax bracket) regardless of the length of time that a shareholder has owned Fund shares, unless you are a tax-exempt organization or are investing through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.

Beginning in 2013, pursuant to provisions of the Health Care and Education Reconciliation Act, a 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.

You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.

Shareholders who sell, or redeem, shares generally will have a capital gain or loss from the sale or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and how long the shares were held by a shareholder.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.

Shareholders will be advised annually as to the federal tax status of all distributions made by the Fund for the preceding year.  Distributions by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

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Other Fund Policies

Telephone Transactions.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed previously in the “How to Purchase Shares” section.

Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern time).  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.

Policies of Other Financial Intermediaries.  Financial intermediaries may establish policies that differ from those of the Fund.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your financial intermediary for details.

The Adviser retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Adviser may decide to close the Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at (855) 572-3679 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Distribution of Fund Shares

The Distributor

Quasar Distributors, LLC (the “Distributor”) is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

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Rule 12b-1 Distribution Fees

The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Distributor or such other entities as approved by the Board of Trustees, as compensation for the distribution-related services provided by such entities, an aggregate fee of up to 0.25% of the average daily net assets of the Investor Class Shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution service or activity designed to retain Fund shareholders.

Because the distribution fee is paid on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Payments to Financial Intermediaries

The Fund may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser and/or Sub-Adviser, out of each firm’s own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments to intermediaries who sell shares of the Fund.  These payments and compensation are in addition to service fees paid by the Fund, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to the Fund.  The Adviser and/or Sub-Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

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Financial Highlights

Because the Fund has recently commenced operations, there are no financial highlights available at this time.

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Investment Adviser
Montage Investments, LLC
11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas, 66211

Investment Sub-Adviser
Consilium Investment Management LLC
3101 N. Federal Hwy, Suite 502
Fort Lauderdale, Florida  33306

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
PO Box 9729
Portland, Maine 04104-5029

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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Consilium Emerging Market Small Cap Fund
A series of Managed Portfolio Series

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports, when available, will provide additional information about the Fund’s investments.  The annual reports will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s prior fiscal period.

You can obtain a free copy of these documents and the SAI, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at (855) 572-3679, by visiting the Fund’s website at http://www.consiliumfunds.com or by writing to:

Consilium Emerging Market Small Cap Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You can review and copy information, including the Fund’s reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
●	For a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
●	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-22525)

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Consilium Emerging Market Small Cap Fund

Investor Class Shares
(Trading Symbol: CEMSX)

Institutional Class Shares
(Trading Symbol: CEMNX)

Statement of Additional Information

December 10, 2013

This Statement of Additional Information (“SAI”) provides general information about the Consilium Emerging Market Small Cap Fund (the “Fund”), a series of Managed Portfolio Series (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated December 10, 2013 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  To obtain a copy of the Prospectus, free of charge, please write or call the Fund at the address or toll-free telephone number below, or visit the Fund’s website at http://www.consiliumfunds.com.

Consilium Emerging Market Small Cap Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(855) 572-3679

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The Trust
The Trust is a Delaware statutory trust organized on January 27, 2011, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Fund is one series, or mutual fund of the Trust.  The Fund has two classes of shares: Institutional Class Shares and Investor Class Shares.  The Fund is a diversified series and has its own investment objective and policies.  Shares of other series of the Trust are offered in separate prospectuses and SAIs.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.  As permitted by Delaware law, the Trust’s Board of Trustees (the “Board of Trustees”) may create additional classes of the Fund and may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.

All shares of a series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series shall be equal to each other share of that series.

Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series or class.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.

The Trust does not normally hold annual meetings of shareholders.  Meetings of the shareholders shall be called by any member of the Board of Trustees upon written request of shareholders holding, in the aggregate, not less than 10% of the shares, such request specifying the purpose or purposes for which such meeting is to be called.

Interests in the Fund are represented by shares of beneficial interest each with no par value per share.  Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as may be declared by the Board of Trustees.

The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series without materially changing the proportionate beneficial interest of the shares of that series in the assets belonging to that series or materially affecting the rights of shares of any other series.  In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series (or class thereof) are borne by that series (or class).  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board of Trustees to all applicable series (and classes thereof) in such manner and on such basis as the Board of Trustees in its sole discretion deems fair and equitable.  No shareholder is liable to further calls for the payment of any sum of money or assessment whatsoever without his or her express consent.

All consideration received by the Trust for the issue or sale of its shares, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.

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Montage Investments, LLC (the “Adviser”) serves as the investment adviser for the Fund.  Consilium Investment Management LLC (the “Sub-Adviser”) serves as the Sub-Adviser for the Fund.  The Fund is managed by an investment team consisting of the portfolio managers of the Adviser and Sub-Adviser and their research analysts (the “Investment Team”).

Investment Policies, Strategies and Associated Risks
The following discussion supplements the description of the Fund’s investment objective and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental Investment Limitations”), the Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees, without shareholder approval.  While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so.

Investment Objective
The investment objective of the Fund is set forth under the “Summary Section” in the Fund’s Prospectus.

Diversification
The Fund is diversified.  A “diversified company” means that as to 75% of a Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer.

Since the Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended, (the “Code”), the Fund will limit its investment, excluding cash, cash items (including receivables), U.S. government securities and securities of other regulated investment companies, so that at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of the Fund’s total assets will be invested in the securities of a single issuer nor represent more than 10% of the issuer’s outstanding voting securities.

Percentage Limitations
The Fund’s compliance with its investment policy and limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset.  Accordingly, except with respect to borrowing or illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Recent Market Events
U.S. and international markets have experienced significant volatility since 2008.  The fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased.  Continuing market problems may have adverse effects on the Fund.

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Equity Securities
An equity security represents a proportionate share of the ownership of a company.  Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.

Common Stock
Common stock represents an ownership interest in a company. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as holders of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock
Preferred stock represents an ownership interest in a company, often pays dividends at a specific rate and has a preference over common stocks in dividend payments and liquidation of assets. A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. In addition, preferred stock usually does not have voting rights.

Real Estate Securities
The real estate securities in which the Fund invests consist of securities issued by Real Estate Investment Trusts (“REITs”) or Real Estate Operating Companies (“REOCs”) that are listed on a securities exchange or traded over-the-counter.  A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receives favorable tax treatment provided it meets certain conditions. REITs may be characterized as equity REITs (i.e., REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs (i.e., REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986 may deduct dividends paid to shareholders, effectively eliminating any corporate level federal tax. As a result, REITs are able to distribute a larger portion of their earnings to investors than other corporate entities subject to the federal corporate tax. There is the risk that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, investors will also indirectly bear similar expenses of the REITs in which the Fund invests. A REOC is typically structured as a “C” corporation under the tax code and is not required to distribute any portion of its income. A REOC, therefore, does not receive the same favorable tax treatment that is accorded a REIT. In addition, the value of the Fund’s securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership.

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Foreign Investments and Currencies
The Fund may invest in securities of foreign issuers that are not publicly traded in the United States, purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see “Forward Currency Contracts,” below).  The Fund may also invest in American Depositary Receipts (“ADRs”) and foreign securities that are publicly traded on a U.S. exchange.  Investments in ADRs and foreign securities involve certain inherent risks, including the following:

Depositary Receipts.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.  For purposes of the Fund’s investment policies, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR representing ownership of common stock will be treated as common stock.

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of those countries.

Currency Fluctuations.  The Fund may invest in securities denominated in foreign currencies.  Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Such changes will also affect the Fund’s income.  The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics.  The Adviser and/or Sub-Adviser expects that many foreign securities in which the Fund may invest could be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s investments in foreign securities may be less liquid and more volatile than investments in U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

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Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes.  The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs.  To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because related brokerage costs and the cost of maintaining the custody of foreign securities may be higher.

Forward Currency Contracts
A forward currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract.  If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency.  The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

The Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes.

Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Investment Team is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund.

Fixed-Income Securities
The Fund may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.  The Fund may invest in investment grade corporate debt securities and below investment grade corporate debt securities (commonly known as “junk bonds” or “high yield bonds”).  Investment grade corporate bonds are those rated BBB- or better by Standard & Poor’s Rating Service, Inc. (“S&P”) or Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) each of which are considered a nationally recognized statistical rating organization (“NRSRO”).  See Appendix A for a description of corporate bond ratings.  The Fund may also invest in unrated debt securities that the Adviser believes are of comparable quality to the rated securities which the Fund may purchase.

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Junk Bonds.  Junk bonds generally offer a higher current yield than that available for investment grade issues.  However, below investment grade debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.  At times in recent years, the prices of many below investment grade debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on below investment grade debt securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such price declines will not recur.  The market for below investment grade debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of below investment grade debt securities, especially in a thinly traded market.  Changes by recognized rating services in their rating of a debt security may affect the value of these investments.  The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, the Investment Team will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objective.

Variable and Floating Rate Securities.  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations.  The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the prime rate.

Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

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Corporate debt securities carry credit risk, interest rate risk and prepayment risk.  Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Convertible Securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.  The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Investment Team, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  The Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Investment Team evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables.  Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds.

Mortgage-Backed Securities. Mortgage-Backed Securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a “pass-through certificate.” Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

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Collateralized mortgage obligations (“CMOs”) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.  In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs’ prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of the mortgages underlying mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.  This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

Municipal Securities.  Municipal Securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities also may issue taxable securities. Tax-exempt securities are generally classified by their source of payment.

Zero-Coupon Securities.  Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on its investment.  Because zero-coupon securities bear no interest, their price fluctuates more than other types of bonds.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

Unrated Debt Securities.  The Fund may also invest in unrated debt securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

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Participation Notes. The Fund may purchase participation notes, also known as participation certificates. Participation notes are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction costs and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction costs. Participation notes may be illiquid and therefore subject to the Fund’s percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

U.S. Government Obligations
The Fund may invest in U.S. government obligations.  U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so (see “Agency Obligations,” below).  In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Agency Obligations
The Fund may invest in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Government National Mortgage Association (“GNMA”), commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mae,” and the Student Loan Marketing Association (“SLMA”).  Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA and FHLMC, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because they are not obligated by law to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, in September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator.

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Options, Futures and Other Strategies
General.  The Fund may use certain options (both traded on an exchange and over-the-counter (“OTC”)), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a particular portfolio security, to create a synthetic money market position, for certain tax-related purposes and to close out previously established options and futures positions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”).  In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations.  Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.  In addition to the instruments, strategies and risks described below, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Adviser develops new investment techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Adviser may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities.  The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)           Successful use of most Financial Instruments depends upon the Investment Team’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Investment Team may still not result in a successful transaction.  The Investment Team may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)           Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from the imposition of daily price fluctuation limits or trading halts.

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(3)           As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If the Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sells a portfolio security at a disadvantageous time.  The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(4)           Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Cover.  Transactions using Financial Instruments, other than purchasing options, expose the Fund to an obligation to another party.  The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (the “Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of the Fund’s assets to cover accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the American Stock and Options Exchange (“AMEX”) and other exchanges, as well as the OTC markets.

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option and receiving a premium, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, the Fund may terminate an obligation under a call option or put option that it has written by purchasing an identical call option or put option.  This is known as a closing purchase transaction.  Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option.  This is known as a closing sale transaction.  Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

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Risks of Options on Commodities, Currencies and Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between the Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when the Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists.  There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to affect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by the Adviser are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These position limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities.  When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”).  When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

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Risks of Options on Indices.  If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium received, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If the Fund writes a call, it assumes a short futures position.  If the Fund writes a put, it assumes a long futures position.  When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract the Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures commission merchant.  When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

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Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price.  Once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  The Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions.  The Fund may purchase and write options in combination with each other.  For example, the Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

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Warrants and Rights
The Fund may purchase warrants and rights, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  The principal difference between warrants and rights is their term-rights typically expire within weeks while warrants have longer durations.  Neither rights nor warrants have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

When-Issued Securities
When-issued securities transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date, and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action.  No income accrues to the purchaser of a security on a when-issued basis prior to delivery.  Such securities are recorded as an asset and its value may fluctuate.  Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities.  The Fund will establish in a segregated account, or earmark as segregated on the books of the Custodian, an amount of liquid assets equal to 102% of the amount of its commitment to purchase securities on a when-issued basis.  These assets will be marked-to-market daily, and the Fund will increase the aggregate value of the assets, as necessary, to ensure that the assets are at least equal to 102% of the amount of the Fund’s commitments.

Initial Public Offerings
The Fund may invest in securities offered by companies in initial public offerings (“IPOs”).  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling IPO shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Companies that offer securities in IPOs tend to typically have small market capitalizations and therefore their securities may be more volatile and less liquid than those issued by larger companies.  Certain companies offering securities in an IPO may have limited operating experience and, as a result face a greater risk of business failure.

Repurchase Agreements
The Fund may enter into repurchase agreements.  Under such agreements, the Fund agrees to purchase U.S. government Obligations from a counterparty and the counterparty agrees to repurchase the securities at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of the Fund’s net assets would be invested in illiquid securities including such repurchase agreements.  To the extent necessary to facilitate compliance with Section 12(d)(3) of the 1940 Act and Rule 12d3-1 promulgated thereunder, the Fund will ensure that repurchase agreements will be collateralized fully to the extent required by Rule 5b-3.

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For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. government obligations that are subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. government obligations to be acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government obligations before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the underlying U.S. government obligations.  Delays may involve loss of interest or a decline in price of the U.S. government obligations.  If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. government obligations, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the U.S. government obligations.  However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the repurchase price, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian.  If the market value of the U.S. government obligations subject to the repurchase agreement become less than the repurchase price (including interest), the Fund will direct the seller of the U.S. government obligations to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.

Master Limited Partnerships
The Fund may invest in publicly traded master limited partnerships (“MLPs”) that are registered under the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”), and listed on a major United States stock exchange, if the issuer meets the Fund’s investment criteria.  MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their cash flow in distributions.  This pass through creates passive income or losses, along with dividend and investment income. The MLPs the Fund may purchase are comprised of a general partner (the “GP”) and multiple limited partners (the “LP Holders”). The GP is responsible for the operations and the maintenance of the partnership’s businesses, while the LP Holders assume economic risk up to their level of investment.  Typically, the GP has a 1% to 2% investment in the MLP, but can extract a higher percentage of the partnership’s profits as the MLP’s distributions increase.  This serves as an incentive to the GP to grow the partnership’s distributions.

Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

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Private Placements and Restricted Securities
The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act of 1933, as amended (the “Securities Act”), and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.  Certain of the Fund’s investments may be placed in smaller, less seasoned, issuers that present a greater risk due to limited product lines and/or financial resources.  The issuer of privately placed securities may not be subject to the disclosure and other investor protection requirements of a public trade.  Additionally, the Fund could obtain material non-public information from the issuer of such securities that would restrict the Fund’s ability to conduct transactions in underlying securities.

Privately placed securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.  The Fund may incur more cost in the disposition of such securities because of the time and legal expense required to negotiate a private placement.  Because of the limited market, the Fund may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.

Privately placed securities cannot be resold to the public unless they have been registered under the Securities Act or pursuant to an exemption, such as Rule 144A.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described in the “Illiquid Securities” section, described below, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its percentage limitation for investments in illiquid securities.

Temporary Defensive Positions and Cash Investments
The Fund may temporarily depart from its investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Fund not achieving its investment objective during that period.

For longer periods of time, the Fund may hold a substantial position in cash and cash equivalents.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

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Investments in cash equivalents, high quality, short-term debt securities and money market instruments are subject to credit risk and interest rate risk although to a lesser extent than longer-term debt securities due to their short-term, significant liquidity, and the high credit quality typically associated with the issues of such securities.

The Fund may invest in any of the following securities and instruments:

Money Market Mutual Funds.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including U.S. government obligations, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

To the extent that the Fund invests in money market funds, your cost of investing in the Fund will generally be higher since you will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, investing in money market funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

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Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by Moody’s.

Investment Companies
The Fund may invest in other investment companies to the extent permitted by the 1940 Act. The Fund generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, and the Fund’s investment adviser waives its management fee in an amount necessary to offset the amounts paid.  With respect to other investments in investments companies, the 1940 Act generally limits the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

Investments by the Fund in other investment companies will be subject to the limitations of the 1940 Act (including limitations on sales charges), and the rules and regulations thereunder. By investing in securities of an investment company, the Fund’s shareholders will indirectly bear the fees and expenses of that underlying fund in addition to a Fund’s own fees and expenses.

Closed-End Funds. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in closed-end funds typically reflect the risk of the types of securities in which the funds invest. Investments in closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios. They also can be subject to different risks, volatility and fees and expenses. When the Fund invests in shares of a closed-end fund, shareholders of the Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of the Fund’s fees and expenses.

Open-End Mutual Funds. Open-end mutual funds are investment companies that issue new shares continuously and redeem shares daily. The risks of investment of open-end mutual funds typically reflect securities in which the funds invest. The net asset value per share of an open-end fund will fluctuate daily depending upon the performance of the securities held by the fund. Each open-end fund may have a different investment objective and strategy and different investment portfolio. Different funds may also be subject to different risks, volatility and fees and expenses. When a Fund invests in shares of an open-end fund, shareholders of the Fund bear their proportionate share of the open-end funds’ fees and expenses, as well as their share of the Fund’s fees and expenses.

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Exchange-Traded Funds. Exchange Traded Funds (“ETFs”) are typically open-end investment companies that are bought and sold on a national securities exchange.  When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

If the Fund invests in shares of an ETF, shareholders will indirectly bear fees and expenses charged by the underlying ETF in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other ETFs could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Securities Lending
The Fund may lend its securities in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

The Board appoints agents to be responsible for monitoring the creditworthiness of borrowers.  To the extent the Fund is participating in securities lending, on a quarterly basis, the Board reviews a report regarding the Fund’s loans.  Such report includes, among other things, the identity and value of all securities comprising each loan, the length of time that the loan has been outstanding, the amount earned by the Fund, the amount of fees paid in connection with the loan and the ratio of the value of the collateral to the value of the loan.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

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Illiquid Securities
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable, and securities such as repurchase agreements having a maturity of longer than seven days and purchased OTC options.  Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.  In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.  The Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by an NRSRO; the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  The Fund will not hold more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options and certain restricted securities not determined by the Board of Trustees to be liquid.

Borrowing
The Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks.  In addition, the Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

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Fundamental and Non-Fundamental Investment Limitations
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable “vote of the holders of a majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery or forward delivery basis or short sales in accordance with its objectives and strategies;

2.
Underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act);

3.
Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

4.
Purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

5.	Make loans of money (except for the lending of the Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the Fund); or

6.
Invest in the securities of any one industry or group of industries if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry or group of industries, except that the foregoing does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The following lists the non-fundamental investment restriction applicable to the Fund.  This restriction can be changed by the Board of Trustees, but the change will only be effective after prior written notice is given to shareholders of the Fund.

The Fund may not hold more than 15% of the value of its net assets in illiquid securities.  Illiquid securities are those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued them.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.

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Except with respect to borrowing and investments in illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.  With respect to borrowing, if at any time the Fund’s borrowings exceed one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings), such borrowings will be reduced within three days, (not including Sundays and holidays) or such longer period as may be permitted by the 1940 Act, to the extent necessary to comply with the one-third limitation.

Management of the Fund

Board of Trustees
The management and affairs of the Fund are supervised by the Board of Trustees.  The Board of Trustees consists of five individuals.  The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

The Role of the Board of Trustees
The Board of Trustees provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser, Sub-Adviser, Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal “Board Meetings,” which are held four times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board of Trustees is comprised of four Independent Trustees – Messrs. Roel C. Campos, David A. Massart, Leonard M. Rush and David M. Swanson – and one Interested Trustee – Mr. Robert J. Kern.  Accordingly, 80% of the members of the Board are Independent Trustees, who are Trustees that are not affiliated with any investment adviser to the Trust or their respective affiliates or other service provider to the Trust or any Trust series.  The Board of Trustees has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below.  Each of the Audit Committee and the Nominating Committee are comprised entirely of Independent Trustees.  The Independent Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

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The Trust’s Chairman, Mr. Kern, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, which acts as principal underwriter to many of the Trust’s underlying funds.  Mr. Kern also serves as an Executive Vice President of the Administrator.  The Trust has not appointed a lead Independent Trustee.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes discussed below.  Given the composition of the Board and the function and composition of its various committees as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counter-party risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Chief Compliance Officer regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, Mr. Rush, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert,” meets with the President, Treasurer and the Fund’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Fund’s financial reporting function. The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks.

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Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past 5 Years

Independent Trustees

Roel C. Campos, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Age: 65	Trustee	Indefinite Term; Since April 2011	20	Partner, Locke Lord LLP (a law firm) (2011-present); Partner, Cooley LLP (a law firm) (2007-2011); Commissioner, U.S. Securities and Exchange Commission (2002-2007).	Director, WellCare Health Plans, Inc. (2013-Present); Director, Regional Management Corp. (2012-Present)
David A. Massart 615 E. Michigan St. Milwaukee, WI 53202 Age: 46	Trustee	Indefinite Term; Since April 2011	20	Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-present).	Independent Trustee ETF Series Solutions (3Portfolios) (2012-Present)
Leonard M. Rush, CPA 615 E. Michigan St. Milwaukee, WI 53202 Age: 67	Trustee	Indefinite Term; Since April 2011	20	Chief Financial Officer, Robert W. Baird & Co. Incorporated, (2000-2011).	Independent Trustee ETF Series Solutions (3 Portfolios) (2012-Present); Anchor Bancorp Wisconsin, Inc. (2011-present)

David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	Trustee	Indefinite Term; Since April 2011	20	Founder and Managing Principal, SwanDog Strategic Marketing, LLC (2006-present); Executive Vice President, Calamos Investments (2004-2006).	Independent Trustee, ALPS Variable Insurance Trust (7 Portfolios) (2006-Present)

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee

Robert J. Kern* 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Chairman, and Trustee	Indefinite Term; Since January 2011	20	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	None
Officers
James R. Arnold 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	President and Principal Executive Officer	Indefinite Term, Since January 2011	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Age: 47	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Age: 40	Treasurer and Principal Financial Officer	Indefinite Term; Since January 2011	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005-present).	N/A
Angela L. Pingel, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Age: 42	Secretary	Indefinite Term; Since January 2011	N/A
Vice President and Counsel, U.S. Bancorp Fund Services, LLC (2011-present); Vice President and Securities Counsel, Marshall & Ilsley Trust Company N.A. (2007-2010); Assistant Vice President and Counsel, U.S. Bancorp Fund Services, LLC (2004-2007).
N/A
Ryan L. Roell 615 E. Michigan St. Milwaukee, WI 53202 Age: 40	Assistant Treasurer	Indefinite Term; Since September 2012	N/A	Compliance Officer, U.S. Bancorp Fund Services, LLC (2005-present)	N/A

* Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

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Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.

Mr. Campos’ trustee attributes include substantial industry experience, including being named to President Obama’s economic advisory board and transition team. He previously was a Commissioner of the SEC and has presided over hundreds of complex enforcement cases applying the Securities Act, the Securities Exchange Act, the 1940 Act, and the Investment Advisers Act of 1940.  Mr. Campos extensively participated in the crafting and adoption of many of the SEC’s recent regulatory initiatives, including the Sarbanes-Oxley Act, mutual fund governance and compliance rules and the new National Market System and has extensive experience advising corporate management teams and boards of directors with respect to enforcement, internal investigations, prosecutions, securities and international regulations and corporate governance.  The Board believes Mr. Campos’ experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Kern’s trustee attributes include substantial industry experience, including his 31 years of service with U.S. Bancorp Fund Services, LLC (the fund accountant, fund administrator, transfer agent and custodian to the Trust) where he manages business development and has previously managed the mutual fund transfer agent operation including investor services, account services, legal compliance, document processing and systems support.  He also serves as a board member of U.S. Bancorp Fund Services, LLC and Quasar Distributors, LLC (the principal underwriter to the Trust).  The Board believes Mr. Kern’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Massart’s trustee attributes include substantial industry experience, including 20 years working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and  manage client relationships.  He is currently the Chief Investment Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded. Previously, he served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC.  The Board believes Mr. Massart’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Rush’s trustee attributes include substantial industry experience, including serving in several different senior executive roles at various global financial services firms.  He most recently served as Managing Director and Chief Financial Officer of Robert W. Baird & Co. Incorporated and several other affiliated entities and served as the Treasurer for Baird Funds.  He also served as the Chief Financial Officer for Fidelity Investments’ four broker-dealers and has substantial experience with mutual fund and investment advisory organizations and related businesses, including Vice President and Head of Compliance for Fidelity Investments, a Vice President at Credit Suisse First Boston, a Manager with Goldman Sachs, & Co. and a Senior Manager with Deloitte & Touche.  Mr. Rush has been determined to qualify as an Audit Committee Financial Expert for the Trust.  The Board believes Mr. Rush’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Swanson’s trustee attributes include substantial industry experience, including 32 years of senior management and marketing experience with 26 years dedicated to the financial services industry.  He is currently the Founder and Managing Principal of a marketing strategy boutique serving asset and wealth management businesses.  He has also served as Chief Operating Officer and Chief Marketing Officer of Van Kampen Investments, President and Chief Executive Officer of Scudder, Stevens & Clark, Canada, Ltd., Managing Director and Head of Global Investment Products at Morgan Stanley, Director of Marketing for Morgan Stanley Mutual Funds, Director of Marking for Kemper Funds, and Executive Vice President and Head of Distribution for Calamos Investments.  The Board believes Mr. Swanson’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The experience and qualifications of the Trustees discussed herein are pursuant to SEC requirements and do constitute holding out the Board of Trustees or any Trustee as having special expertise and shall not impose any greater responsibility or liability on any such Trustee or the Board of Trustees by reason thereof.

Trustee and Management Ownership of Fund Shares
The following table shows the value of any Fund shares and shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2012.

Name	Dollar Range of Fund Shares (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, Over $100,000)	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Roel C. Campos	None	None
David A. Massart	None	None
Leonard M. Rush	None	None
David M. Swanson	None	$10,001-$50,000
Interested Trustee
Robert J. Kern	None	None

As of the date of this SAI, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

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Board Committees

Audit Committee.  The Trust has an Audit Committee, which is comprised of the Independent Trustees.  The Audit Committee reviews financial statements and other audit-related matters for the Fund.  The Audit Committee also holds discussions with management and with the Fund’s independent registered public accounting firm concerning the scope of the audit and the auditor’s independence.

Nominating Committee.  The Trust has a Nominating Committee, which is comprised of the Independent Trustees.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Bylaws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 120 days, and no more than 150 days, prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee is currently comprised of one or more Independent Trustees and the Trust’s Chairman, President, and Treasurer.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.

As the Fund is new, none of the Trust’s committees have met with respect to the Fund.

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Trustee Compensation
The Independent Trustees receive an annual retainer fee of $40,000 per calendar year, which shall compensate the Independent Trustees for their service to the Trust and attendance at the four regularly scheduled quarterly meetings and one annual meeting, if necessary, and shall receive additional compensation for each additional meeting attended of $1,500 for an in-person meeting and $1,000 for a telephonic meeting, as well as reimbursement for expenses incurred in connection with attendance at meetings.  The Interested Trustee does not receive any compensation for his service as Trustee.  Because the Fund has recently commenced operations, the following compensation figures represent estimates for the current fiscal year ending December 31, 2014:

Name of Person/Position	Aggregate Compensation from the Fund1	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust 2 Paid to Trustees
Roel C. Campos, Independent Trustee	$2,000	None	None	$40,000
David A. Massart, Independent Trustee	$2,000	None	None	$40,000
Leonard M. Rush, Independent Trustee	$2,000	None	None	$40,000
David M. Swanson, Independent Trustee	$2,000	None	None	$40,000
Robert J. Kern, Interested Trustee	None	None	None	None
1	Trustees fees and expenses are allocated among the Fund and any other series comprising the Trust.
2	The Trust includes other portfolios in addition to the Fund.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.  As of the date of this SAI, there were no principal shareholders or control persons of the Fund:

Investment Adviser
Investment advisory services are provided to the Fund by the Adviser, Montage Investments, LLC, pursuant to an investment advisory agreement (the “Advisory Agreement”).  The Adviser is wholly-owned by Mariner Holdings, LLC, a global financial services firm.

After an initial two-year period, the Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of the Fund’s shareholders (with respect to such Fund); or (ii) by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund a management fee computed daily and paid monthly, based on a rate equal to 1.50% of the Fund’s average annual net assets, as specified in the Prospectus.  However, the Adviser may voluntarily agree to waive a portion of the management fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive management fees and/or reimburse Fund expenses.

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Investment Sub-Adviser

The Adviser has engaged Consilium Investment Management LLC, located at 3101 N. Federal Highway, Suite 502, Fort Lauderdale, Florida 33306, as the Sub-Adviser to the Fund.  The Sub-Adviser is an investment management firm focused on the emerging and frontier markets and manages assets for institutional clients.

Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchase, retention and sale of securities. Pursuant to a Sub-Advisory Agreement, the Adviser pays the Sub-Adviser, on a monthly basis, an annual sub-advisory fee of 1.00% of the Fund’s average net assets at month-end.

Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an Operating Expense Limitation Agreement among the Adviser, the Sub-Adviser and the Fund, the Adviser and/or Sub-Adviser have agreed to reimburse the Fund for its operating expenses, and may reduce their management fees as specified in the Prospectus.  Expenses reimbursed and/or fees reduced by the Adviser and/or the Sub-Adviser may be recouped by the Adviser and/or Sub-Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred.  The Operating Expense Limitation Agreement will be in effect and cannot be terminated for at least one year from the date of the Fund’s Prospectus, subject thereafter to termination at any time upon 60 days’ written notice by either the Trust or the Adviser and/or Sub-Adviser through May 31, 2015.  The Board of Trustees must consent to the termination of the Operating Expense Limitation Agreement by the Adviser and/or Sub-Adviser after one year from the effective date of the Fund’s Prospectus, which consent shall not be unreasonably withheld.  The amount of reimbursed expenses and/or reduced fees that the Adviser and Sub-Adviser may respectively recoup shall not exceed the amount of expenses/fees that each individually reimbursed/reduced during the preceding three fiscal years.

Portfolio Managers

The Fund is managed by the Investment Team that consists of the Adviser’s and Sub-Adviser’s portfolio managers and their research analysts.

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As disclosed in the Prospectus, Messrs. Gary Henson and Jonathan Binder are the portfolio managers for the Fund (the “Portfolio Managers”).  The following provides information regarding other accounts managed by the Portfolio Managers as of November 30, 2013:

Investment Adviser Portfolio Manager
Gary Henson
Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)
0	$0	0	$0	0	$0

Investment Sub-Adviser Portfolio Manager
Jonathan Binder
Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)
5	$268.5	1	$27.5	4	$241.0

As of November 30, 2013, the Portfolio Managers did not manage any accounts pursuant to a performance-based advisory fee.

The Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Fund.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another.  Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.  However, the Adviser and the Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts they respectively manage are fairly and equitably allocated.

The Adviser and Sub-Adviser compensate their respective Portfolio Managers for their management of the Fund.  The Portfolio Managers receive a base salary and a performance bonus.  The base salary is determined by overall experience, expertise, and competitive market rates. The performance bonus is based on the profitability of the firm and job performance. Whereas the performance of an account may contribute to the overall profitability of the firm, compensation of a portfolio manager is not based on the numerical performance of any client account. The portfolio managers’ compensation package is paid by the Adviser or Sub-Adviser, respectively, and not by any client account.

Because the Fund had not commenced operations as of the date of this SAI, the Portfolio Managers did not own any shares of the Fund.

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Service Providers
Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Administrator”), the Administrator acts as the Fund’s administrator.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations; arranging for the computation of performance data, including net asset value per share (“NAV”) and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Pursuant to the Administration Agreement, for its services, the Administrator receives from the Fund a fee computed daily and payable monthly based on the Fund’s average net assets at the rate of 0.08% of average net assets on the first $125 million, 0.06% on the next $250 million, and 0.04% on the balance, subject to an annual minimum fee of $60,000.

USBFS also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

Pursuant to a custody agreement between the Trust and the Fund, U.S. Bank, N.A., an affiliate of USBFS, serves as the custodian of the Fund’s assets, whereby the Custodian provides for fees on a transaction basis plus out-of-pocket expenses.  The Custodian’s address is 1555 North RiverCenter Drive, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  U.S. Bank, N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Legal Counsel
Bernstein, Shur, Sawyer & Nelson, P.A., 100 Middle Street, P.O. Box 9729, Portland, Maine 04104-5029, serves as counsel to the Fund.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Fund.

Distribution of Fund Shares
The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administrative services and promotes and arranges for the sale of the Fund’s shares on a best efforts basis.  The offering of the Fund’s shares is continuous.  The Distributor, Administrator and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust, on behalf of the Fund, on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.

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The Fund has adopted a distribution plan for Investor Class Shares pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).  Under the 12b-1 Plan, the Fund pays a fee to the Distributor for distribution and/or shareholder services (the “Distribution and Servicing Fee”) at an annual rate of 0.25% of the Fund’s average daily net asset value of Investor Class Shares.  The 12b-1 Plan provides that the Distributor may use all or any portion of such Distribution and Servicing Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services.  The 12b-1 Plan is intended to benefit the Fund by increasing its assets and thereby reducing the Fund’s expense ratio.

The Distribution and Servicing Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution and Servicing Fee is not directly tied to expenses, the amount of distribution fees paid by Investor Class Shares during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The Distributor may use the Distribution and Servicing Fee to pay for services covered by the 12b-1 Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports, the printing and mailing of sales literature pertaining to the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund  may, from time to time, deem advisable.

The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board of Trustees, including a majority of the Independent Trustees cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders.  It is also required that the Independent Trustees, select and nominate all other trustees who are not “interested persons” of the Fund.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board of Trustees and the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The 12b-1 Plan requires that the Distributor provide to the Board of Trustees, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The Distributor is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Board of Trustees to make an informed determination of whether the 12b-1 Plan should be continued.

As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets and affiliates of the Adviser), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal services to shareholders.  The payments made by the Fund to financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the 12b-1 Plan, the Fund may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, the Fund may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

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In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Distributor may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares.  In addition, in their discretion, the Adviser and/or Sub-Adviser may pay additional fees to such intermediaries from each firm’s own respective assets.

Portfolio Transactions and Brokerage
Pursuant to the Advisory and Sub-Advisory Agreements, the Investment Team determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities on an exchange are affected through brokers that charge a commission while purchases and sales of securities in the over-the-counter market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Investment Team, a better price and execution can otherwise be obtained by using a broker for the transaction.  Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.  The price of over-the-counter securities usually includes an undisclosed commission or markup.

Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Investment Team will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors available, will be considered in making these determinations.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services incidental to execution services.  Research and statistical information may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser’s and/or Sub-Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion.  The Adviser and the Sub-Adviser consider research information, which is in addition to and not in lieu of the services required to be performed by it under their Advisory and Sub-Advisory Agreements related to the Fund, to be useful in varying degrees, but of indeterminable value.

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While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund, the Adviser, and/or Sub-Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser or Sub-Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser and/or Sub-Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s and/or Sub-Adviser’s overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser or Sub-Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund are concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.  Notwithstanding the above, the Adviser and the Sub-Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of their accounts that may differ from actions taken with respect to another account, so long as the Adviser and the Sub-Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Fund and/or client accounts.

Portfolio Turnover
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Investment Team, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%).  To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions.

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Code of Ethics
The Trust, the Adviser, the Sub-Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Trust, Adviser, the Sub-Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

Proxy Voting Procedures
The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Fund as part of its investment advisory services, subject to the supervision and oversight of the Board of Trustees.  Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, (800) SEC-0330 or by accessing the SEC’s website at www.sec.gov.

The Adviser’s Proxy Voting Policies and Procedures
The Adviser will vote proxies on behalf of the Fund in a manner that it believes is consistent with the best interests of the Fund and its shareholders.  Absent special circumstances, all proxies will be voted consistent with guidelines established and described in the Adviser’s Proxy Voting Policies and Procedures.  A summary of the Adviser’s Proxy Voting Policies and Procedures is as follows:

●
The Adviser’s policy is to vote client shares primarily in conformity with Glass Lewis & Co. recommendations, in order to limit conflict of interest issues between the Adviser and its clients. Glass Lewis & Co. is a neutral third party that issues recommendations based upon its own internal guidelines.

●
The Adviser may vote client shares inconsistent with Glass Lewis & Co. recommendations if it believes it is in the best interest of clients. In such a case, the Adviser will provide the Fund with written disclosure detailing why it believes Glass Lewis & Co.’s recommendation was not in the Fund’s best interest.

●	The Adviser’s Compliance department will periodically review proxy votes to ensure consistency with its procedures.
●
In situations where there is a conflict of interest in the voting of proxies between the interests of the Fund and its shareholders and those of the Adviser due to business or personal relationships that the Adviser maintains with persons having an interest in the outcome of certain votes, the Adviser will take appropriate steps to ensure that its proxy voting decisions are made in the best interest of the Fund and its shareholders, and not the product of such conflict, including voting in accordance with its Proxy Voting Guidelines, voting in accordance with the voting recommendation of a non-affiliated third party vendor, or providing the Fund with sufficient information regarding the proxy proposal to obtain direction from the Fund before voting.

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●	All proxies will be voted in accordance with any applicable investment restrictions of the Fund and, to the extent applicable, any resolutions or other instructions approved by the Board of Trustees.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Deborah Ward has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund.  The Adviser has also adopted the Portfolio Holdings Policies.  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies.  The Adviser and the Board of Trustees considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Portfolio Holdings Policies.  The Adviser and the Board of Trustees also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Fund.  After due consideration, the Adviser and the Board of Trustees determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board of Trustees also authorized the Adviser or appointed officers to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board of Trustees exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics and other relevant policies of the Fund and its service providers by the CCO, (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies.  The Board of Trustees reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

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Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Fund also discloses its quarter-end holdings on the Fund’s website at www.consiliumfunds.com within 30 days of the quarter-end.  The Fund’s holdings will remain posted on the website until next updated by required regulatory filings with the SEC.  The Fund may provide separately to any person, including rating and ranking organizations such as Lipper and Morningstar, the Fund’s holdings commencing the day after the information is first published on the Fund’s website.  In addition, the Fund may provide its portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Fund and its shareholders and the interests of the Adviser and/or Sub-Adviser or an affiliated person of the Adviser and/or Sub-Adviser, the CCO of the Adviser and/or Sub-Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund and its shareholders, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Adviser or Sub-Adviser who suspects a breach of this obligation must report the matter immediately to their respective CCOs or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: the Administrator; the Fund’s accountant; the Custodian; the Transfer Agent; the Fund’s independent registered public accounting firm; counsel to the Fund or the Board of Trustees (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities.  Portfolio holdings information not publicly available with the SEC may only be provided to additional third parties, in accordance with the Portfolio Holdings Policies, when the Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement.  Portfolio holdings information may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC.  Portfolio holdings disclosure may be approved under the Portfolio Holdings Policies by the Trust’s CCO, Treasurer or President.

In no event shall the Adviser or the Sub-Adviser, their affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Determination of Net Asset Value
The NAV of the Fund’s shares will fluctuate and is determined by the Fund Accountant as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

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The NAV of each class of shares is computed by determining the “Net Assets” of each class and dividing by the total number of shares outstanding of each class at such time.  The Net Assets of  each class are calculated by (1) taking the value of all assets held by the Fund (including securities, cash or other assets such as interest and dividends accrued but not yet received) and allocating such value to each share class based on the number of shares outstanding in each share class; (2) subtracting “Class Expenses” from each respective share class as defined and approved by the Board of Trustees and a majority of the Independent Trustees under the Trust’s Rule 18f-3 Multiple-Class Plan; and (3) subtracting from each share class non-class specific “Other Expenses” that are allocated to each class based on the net asset value of each class relative to the net asset value of the Fund or the Trust, as the case may be.

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

The Fund’s assets are generally valued at their market price on the valuation date based on valuations provided by independent pricing services consistent with the Trust’s valuation procedures.

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  If no sale is reported, the security is valued at the mean between the last available bid and asked price.

Portfolio securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”) which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Fixed income securities are valued at the mean of the bid and asked prices as determined by an independent pricing service, taking into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Foreign securities are valued in the same manner as the securities described above.  Foreign securities are priced in the local currencies as of the close of their primary exchange or market or as of the close of trading on the NYSE, whichever is earlier.  Foreign currencies are translated into U.S. dollars at the exchange rate as provided by a pricing service as of the close of trading on the NYSE.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

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Purchase and Redemption of Fund Shares

Generally
Shares of the Fund are sold in a continuous offering and shares may be purchased or redeemed on any business day that the Fund calculates its NAV.  The Fund may also authorize one or more financial intermediaries to accept purchase and redemption orders on its behalf (“Authorized Intermediaries”).  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on the Fund’s behalf.  An order is deemed to be received when the Fund or an Authorized Intermediary accepts the order.

Orders received by the Fund or an Authorized Intermediary by the close of trading on the NYSE (generally 4:00 p.m., Eastern time) on a business day will be effected at the applicable price per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be processed at the next applicable price.

Orders received by financial intermediaries that are not Authorized Intermediaries will be processed at the applicable price next calculated after the Transfer Agent receives the order from the financial intermediary

Purchase Requests Must be Received in Good Order
“Good order” generally means that your purchase request includes:

●	The name of the Fund;
●	The class of shares to be purchased;
●	The dollar amount of shares to be purchased;
●	Your account application or investment stub; and
●	A check payable to the name of the Fund.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and Anti-Money Laundering Officer for the Trust both conclude that such sale is appropriate and is not in contravention of United States law.

Redemption Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  A redemption request will generally be deemed in “good order” if it includes:

●	The shareholder’s name;
●	The name of the Fund you are redeeming;
●	The class of shares to be redeemed;
●	The account number;
●	The share or dollar amount to be redeemed; and
●	Signatures by all shareholders on the account (with signature(s) guaranteed if applicable).

Unless you instruct the Transfer Agent otherwise, redemption proceeds will be sent to the address of record.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

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A signature guarantee of each owner is required in the following situations:

●	If ownership is changed on your account;
●	When redemption proceeds are payable or sent to any person, address or bank account not on record;
●	If a change of address request was received by the Transfer Agent within the last 15 days; or
●	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.

The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Fund may waive the signature guarantee requirement at its discretion.  The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption-in-Kind
Under normal circumstances, the Fund does not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests during any 90-day period in excess of the lesser of $250,000 or 1% of the net assets of the Fund, valued at the beginning of such period.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Cancellations
The Fund will not accept a request to cancel or modify a transaction once processing has begun.

Tax Matters
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, a series of the Trust, intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions.  The Fund’s policy is to distribute to its shareholders all of its net investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income.  However, the Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes.  If the Fund does not qualify as a regulated investment company, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.  If the Fund fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax, the Fund will be subject to a 4% excise tax.

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Net investment income generally consists of interest, dividends and short-term capital gains, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry forward of the Fund.

Distributions of net investment income are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may consist of qualified dividends eligible for taxation at the rate applicable to long-term capital gains to the extent the Fund designates the amount distributed as a qualified dividend and the shareholder meets certain holding period requirements with respect to his or her Fund shares.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its Fund shares.  The aggregate amount so designated to either individuals or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year.  In view of the Fund’s investment policies, it is expected that part of the distributions by the Fund may be eligible for the qualified dividend income treatment for individual shareholders and the dividends-received deduction for corporate shareholders.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Net capital gains distributions are not eligible for the qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

A redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds currently at a rate of 28% for U.S. residents.

Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate, currently 30% on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.

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This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.  You are urged to consult your own tax advisor.

Distributions
The Fund will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of the Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board of Trustees.  The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund may also derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.

Any distribution paid by the Fund reduces that Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

Financial Statements
As the Fund has recently commenced operations and has not yet reached the end of its first fiscal year, there are no annual financial statements available at this time.  Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

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APPENDIX “A” DESCRIPTION OF BOND RATINGS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor’s Underlying Rating)
This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision.  Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

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Active Qualifiers (Currently applied and/or outstanding)

i
This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation.  The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only.  The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal.  For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p
This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only.  The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest.  For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi
Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript.  Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

preliminary

Preliminary ratings, with the ‘prelim’ qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

●	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
●
Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies

●
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

●
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations.

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●
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

●	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

sf
The (sf) subscript is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor. The addition of this subscript to a credit rating does not change the definition of that rating or our opinion about the issue’s or issuer’s creditworthiness.

t
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited
Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*
This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.  Discontinued use in January 2001.

pr
The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

q
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

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r
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating.  The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

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Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

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Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”. The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

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Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

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Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Short-Term Rating definitions for ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency’s web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

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C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

●	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

●	Nature of and provisions of the obligation;

●
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

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Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)
‘C’ National Ratings denote that default is imminent.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

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Notes to Long-Term and Short-Term National Ratings:
The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

●	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

 Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

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MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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MANAGED PORTFOLIO SERIES (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	(1)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011
	(2)	Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(b)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(c)		Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(d)	(1)
Investment Advisory Agreement between the Trust, on behalf of the Corporate America CU Short Duration Fund, and Corporate Financial Solutions, Inc. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

	(2)
Investment Advisory Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund, and Nuance Investments, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

	(i)
First Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Nuance Mid Cap Value Fund, and Nuance Investments, LLC – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

	(3)
Investment Advisory Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

	(i)
First Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Tortoise North American Energy Independence Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

	(ii)
Second Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Tortoise Select Opportunity Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

1

(4)
Investment Advisory Agreement between the Trust, on behalf of the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund), and Cove Street Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(5)
Investment Advisory Agreement between the Trust, on behalf of the New Path Tactical Allocation Fund, and New Path Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(6)
Investment Advisory Agreement between the Trust, on behalf of the AC ONE China Fund, and AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(7)
Investment Advisory Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(8)
Investment Advisory Agreement between the Trust, on behalf of the LK Balanced Fund, and Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(9)
Investment Advisory Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund, and Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(10)
Investment Advisory Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund, and Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(11)
Investment Advisory Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund, and Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(12)
Investment Advisory Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund, and Great Lakes Advisors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

2

(13)
Investment Sub-Advisory Agreement between Great Lakes Advisors, LLC and Advanced Investment Partners, LLC relating to the Great Lakes Disciplined Equity Fund – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(14)
Investment Advisory Agreement between the Trust, on behalf of the Coho Relative Value Equity Fund, and Coho Partners, Ltd. –  incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(15)
Investment Advisory Agreement between the Trust, on behalf of the Hilton Yield Plus Fund, and Hilton Capital Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2013

(16)
Investment Advisory Agreement between the Trust, on behalf of the Smith Group Large Cap Core Growth Fund and Smith Group Small Cap Focused Growth Fund, and Smith Asset Management Group, LP – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

	(17)	Investment Advisory Agreement between the Trust, on behalf of the Consilium Emerging Market Small Cap Fund, and Montage Investments, LLC– filed herewith
	(18)	Investment Sub-Advisory Agreement between Montage Investments, LLC and Consilium Investment Management, LLC relating to the Consilium Emerging Market Small Cap Fund – filed herewith
	(19)	Investment Advisory Agreement between the Trust, on behalf of the Port Street Investment Solutions Quality Growth Fund, and Port Street Investment Solutions LLC– to be filed
(20)
Investment Sub-Advisory Agreement between Port Street Investment Solutions LLC and Saratoga Research & Investment Management relating to the Port Street Investment Solutions Quality Growth Fund – to be filed

(e)	(1)
Distribution Agreement between the Trust, on behalf of the Corporate America CU Short Duration Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

(2)
Distribution Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

(i)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Nuance Mid Cap Value Fund, and Quasar Distributors, LLC –  incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

3

(3)
Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

(i)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(ii)
Second Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(iii)
Third Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise North American Energy Independence Fund, and Quasar Distributors, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(iv)
Fourth Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise Select Opportunity Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(4)
Distribution Agreement between the Trust, on behalf of the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund), and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(5)
Distribution Agreement between the Trust, on behalf of the New Path Tactical Allocation Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(6)
Distribution Agreement between the Trust, on behalf of the AC ONE China Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(7)
Distribution Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

4

(8)
Distribution Agreement between the Trust, on behalf of the LK Balanced Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(9)
Distribution Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(10)
Distribution Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(11)
Distribution Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(12)
Distribution Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(13)
Distribution Agreement between the Trust on behalf of the Coho Relative Value Equity Fund, and Quasar Distributors, LLC –  incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(14)
Distribution Agreement between the Trust on behalf of the Hilton Yield Plus Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2013

(15)
Distribution Agreement between the Trust on behalf of the Smith Group Large Cap Core Growth Fund and Smith Group Small Cap Focused Growth Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

	(16)	Distribution Agreement between the Trust on behalf of the Consilium Emerging Market Small Cap Fund, and Quasar Distributors, LLC – filed herewith
	(17)	Distribution Agreement between the Trust on behalf of the Port Street Investment Solutions Quality Growth Fund, and Quasar Distributors, LLC – to be filed
(f)		Bonus or Profit Sharing Contracts – not applicable

5

(g)	(1)	Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(2)
First Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(3)
Second Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(4)
Third Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(5)
Fourth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(6)
Fifth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(7)
Sixth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(8)
Seventh Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(9)
Eighth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(10)
Ninth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(11)
Tenth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

6

	(12)
Eleventh Amendment to the Custody Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

	(13)
Twelfth Amendment to the Custody Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

	(14)
Thirteenth Amendment to the Custody Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

	(15)
Fourteenth Amendment to the Custody Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

	(16)
Fifteenth Amendment to the Custody Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

	(17)	Sixteenth Amendment to the Custody Agreement between the Trust and U.S. Bancorp Fund Services – filed herewith
	(18)	Seventeenth Amendment to the Custody Agreement between the Trust and U.S. Bancorp Fund Services – to be filed
(h)	(1)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

	(2)
First Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

	(3)
Second Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

	(4)
Third Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

	(5)
Fourth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

7

(6)
Fifth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(7)
Sixth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(8)
Seventh Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(9)
Eighth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(10)
Ninth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(11)
Tenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(12)
Eleventh Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(13)
Twelfth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(14)
Thirteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(15)
Fourteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(16)
Fifteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

8

(17)	Sixteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services – filed herewith
(18)	Seventeenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services – to be filed
(19)	Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(20)
First Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(21)
Second Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(22)
Third Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(23)
Fourth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(24)
Fifth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(25)
Sixth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(26)
Seventh Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(27)
Eighth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(28)
Ninth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

9

(29)
Tenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(30)
Eleventh Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(31)
Twelfth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(32)
Thirteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(33)
Fourteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(34)
Fifteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

(35)	Sixteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services – filed herewith
(36)	Seventeenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services – to be filed
(37)	Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(38)
First Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(39)
Second Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(40)
Third Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

10

(41)
Fourth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(42)
Fifth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(43)
Sixth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(44)
Seventh Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(45)
Eighth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(46)
Ninth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(47)
Tenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(48)
Eleventh Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(49)
Twelfth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(50)
Thirteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(51)
Fourteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

11

(52)
Fifteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

(53)	Sixteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services – filed herewith
(54)	Seventeenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services – to be filed
(55)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Corporate America CU Short Duration Fund, and Corporate Financial Solutions, Inc. – incorporated herein by reference from Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed on February 22, 2013

(56)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund and the Nuance Mid Cap Value Fund, and Nuance Investments, LLC – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

(57)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, the Tortoise North American Energy Independence Fund and Tortoise Select Opportunity Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(58)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund), and Cove Street Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2013

(59)
Operating Expenses Limitation Agreement between the Trust, on behalf of the New Path Tactical Allocation Fund, and New Path Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed on February 22, 2013

(60)
Operating Expenses Limitation Agreement between the Trust, on behalf of the AC ONE China Fund, and AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on October 28, 2013

(61)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on September 20, 2013

12

(62)
Operating Expenses Limitation Agreement between the Trust, on behalf of the LK Balanced Fund, and Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A filed on October 24, 2013

(63)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund and Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(64)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund and Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(65)
Operating Expenses Limitation Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund and Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(66)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund, and Great Lakes Advisors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(67)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Coho Relative Value Equity Fund and Coho Partners, Ltd. –  incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(68)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Hilton Yield Plus Fund and Hilton Capital Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2013

(69)
Operating Expenses Limitation Agreement between the Trust, on behalf of Smith Group Large Cap Core Growth Fund and Smith Group Small Cap Focused Growth, and Smith Asset Management Group, LP – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(70)	Operating Expenses Limitation Agreement between the Trust, on behalf of Consilium Emerging Market Small Cap Fund, and Montage Investments, LLC, and Consilium Investment Management LLC – filed herewith

13

	(71)	Operating Expenses Limitation Agreement between the Trust, on behalf of Port Street Investment Solutions Quality Growth Fund, and Port Street Investment Solutions LLC – to be filed
(i)	(1)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Corporate America CU Short Duration Fund, the Nuance Concentrated Value Fund and the Tortoise MLP & Pipeline Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

	(2)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund) – incorporated herein by reference to Registrant’s Registration Statement on Form N-14, filed with the SEC on October 25, 2011

	(3)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the New Path Tactical Allocation Fund – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

	(4)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the AC ONE China Fund – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

	(5)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Reinhart Mid Cap Private Market Value Fund – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

	(6)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Lawson Kroeker Balanced Fund – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

	(7)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Bushido Capital Long/Short Fund – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

	(8)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Advantus Strategic Dividend Income Fund – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

	(9)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the ATAC Inflation Rotation Fund – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

14

	(10)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund – incorporated herein by reference from Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A filed on October 9, 2012

	(11)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Tortoise North American Energy Independence Fund –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

	(12)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Coho Relative Value Equity Fund – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

	(13)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Hilton Yield Plus Fund – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2013

	(14)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Tortoise Select Opportunity Fund – incorporated herein by reference from Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2013

	(15)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for Smith Group Large Cap Core Growth Fund – incorporated herein by reference from the Registrant’s Registration Statement filed on Form N-14 filed on October 1, 2013.

	(16)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for Smith Group Small Cap Focused Growth Fund – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

	(17)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Nuance Mid Cap Value Fund – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

	(18)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Consilium Emerging Market Small Cap Fund – filed herewith
	(19)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Port Street Investment Solutions Quality Growth Fund – to be filed
(j)	(1)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Corporate America CU Short Duration Fund – incorporated herein by reference from Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed on April 24, 2013

15

(2)
Consent of Independent Registered Public Accounting Firm by KPMG LLP for the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund) – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(3)
Consent of Independent Registered Public Accounting Firm by Ernst & Young, LLP. for the Tortoise MLP & Pipeline Fund – incorporated herein by reference from Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2013

(4)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Nuance Concentrated Value Fund – incorporated herein by reference from Post-Effective Amendment No. 81 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2013

(5)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund) – incorporated herein by reference from Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2013

(6)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the New Path Tactical Allocation Fund – incorporated herein by reference from Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed on February 22, 2013

(7)
Consent of Independent Registered Public Accounting Firm by Ernst & Young, LLP. for the Great Lakes Bond Fund, the Great Lakes Large Cap Value Fund, the Great Lakes Disciplined Equity Fund, and the Great Lakes Small Cap Opportunity Fund – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013

(8)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Reinhart Midcap Private Market Value Fund – incorporated herein by reference from Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on September 20, 2013.

(9)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the LK Balanced Fund – incorporated herein by reference from Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A filed on October 24, 2013

(10)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the AC ONE China Fund – incorporated herein by reference from Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on October 28, 2013

16

(11)
Power of Attorneys for Roel C. Campos, Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated April 6, 2011 – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(k)		Omitted Financial Statements – not applicable
(l)		Seed Capital Agreements – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(m)		Amended and Restated Rule 12b-1 Plan – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013
(n)		Amended and Restated Rule 18f-3 Plan – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013
(o)		Reserved
(p)	(1)	Code of Ethics for the Trust – incorporated herein by reference from Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2011
(2)
Code of Ethics for Corporate Financial Solutions, Inc. – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013

	(3)	Code of Ethics for Nuance Investments, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
	(4)	Code of Ethics for Tortoise Capital Advisors, L.L.C. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
	(5)	Code of Ethics for Cove Street Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013
	(6)	Code of Ethics for New Path Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011
	(7)	Code of Ethics for AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012
	(8)	Code of Ethics for Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013
(9)
Code of Ethics for Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013

17

(10)	Code of Ethics for Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013
(11)
Code of Ethics for Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(12)	Code of Ethics for Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012
(13)
Code of Ethics for Great Lakes Advisors, LLC and Advanced Investment Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A filed on October 9, 2012

(14)	Code of Ethics for Coho Partners, Ltd. – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013
(15)	Code of Ethics for Hilton Capital Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2013
(16)
Code of Ethics for Smith Asset Management Group, LP – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(17)	Code of Ethics for Montage Investments, LLC – filed herewith
(18)	Code of Ethics for Consilium Investment Management LLC – filed herewith
(19)	Code of Ethics for Port Street Investment Solutions LLC – to be filed
(20)	Code of Ethics for Saratoga Research & Investment Management – to be filed
(21)	Code of Ethics for the Distributor, Quasar Distributors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

18

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

        Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

        Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Advisers

        With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.
Item 32.  Principal Underwriter.

19

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jensen Portfolio, Inc.
Aegis Value Fund, Inc.	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	KKR Alternative Corporate Opportunities Fund P
Alpine Equity Trust	KKR Series Trust
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust
Artio Select Opportunities Fund, Inc.	Loeb King Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Fund, Inc.	Managed Portfolio Series
Brandywine Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Country Mutual Funds Trust	PRIMECAP Odyssey Funds
Cushing Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hennessy Funds, Inc.	Westchester Capital Funds
Hennessy Mutual Funds, Inc.	Wexford Trust/PA
Hennessy SPARX Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds

20

       (b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	Chairman and Trustee
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

       (c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

21

Records Maintained By:	Are located at:
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Investment Advisers	AC ONE Asset Management, LLC 444 South Flower Street Los Angeles, California 90071
Advantus Capital Management, Inc. 400 Robert Street North St. Paul, Minnesota 55101
Bushido Capital Partners LLC 21 DuPont Circle NW, Suite 500 Washington, D.C. 20036
Coho Partners, Ltd. 300 Berwyn Park 801 Cassatt Road, Suite 100 Berwyn, Pennsylvania 19312
Corporate Financial Solutions, Inc. 4365 Crescent Road Irondale, Alabama 35210
Cove Street Capital, LLC 2321 Rosecrans Avenue El Segundo, California 90245
Great Lakes Advisors, LLC 222 South Riverside Plaza Chicago, Illinois 60606
Hilton Capital Management, LLC 1010 Franklin Avenue Garden City, New York 11530
Lawson Kroeker Investment Management, Inc. 450 Regency Parkway, Suite 410 Omaha, Nebraska 68114
Montage Investments, LLC 11300 Tomahawk Creek Parkway, Suite 200 Leawood, Kansas 66211
New Path Capital Advisors 61 Blue River Parkway, Unit B Silverthorne, Colorado 80498
Nuance Investments, LLC One Ward Parkway, Suite 126 Kansas City, Missouri 64112
Pension Partners, LLC 430 West 14th Street, Suite 505 New York, New York 10014
Port Street Investment Solutions LLC 24 Corporate Plaza Drive, Suite 150 Newport Beach, California 92660

22

Records Maintained By:	Are located at:
Reinhart Partners, Inc. 1500 West Market Street, Suite 100 Mequon, Wisconsin 53092
Smith Asset Management Group, LP 100 Crescent Court, Suite 1150 Dallas, Texas 75201
Tortoise Capital Advisors, L.L.C. 11550 Ash Street, Suite 300 Leawood, Kansas 66211
Registrant’s Investment Sub-Advisers	Consilium Investment Management LLC 3101 N. Federal Hwy, Suite 502 Fort Lauderdale, Florida 33306
Saratoga Research & Investment Management 14471 Big Basin Way, Suite E Saratoga, California 95070

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 102 meets all of the requirements for effectiveness under Rule 485(b) and it has duly caused this Post-Effective Amendment No. 102 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on December 10, 2013.

Managed Portfolio Series

By: /s/ James R. Arnold
James R. Arnold
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 10th day of December 2013.

	Signature	Title

	Roel C. Campos*	Trustee
Roel C. Campos

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In Fact pursuant to Power of Attorney

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INDEX TO EXHIBITS

Exhibit Number	Description
(d)(17)	Investment Advisory Agreement between the Trust, on behalf of the Consilium Emerging Market Small Cap Fund, and Montage Investments, LLC
(d)(18)	Investment Sub-Advisory Agreement between Montage Investments, LLC and Consilium Investment Management, LLC relating to the Consilium Emerging Market Small Cap Fund
(e)(16)	Distribution Agreement between the Trust on behalf of the Consilium Emerging Market Small Cap Fund, and Quasar Distributors, LLC
(g)(17)	Sixteenth Amendment to the Custody Agreement between the Trust and U.S. Bancorp Fund Services
(h)(17)	Sixteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services
(h)(35)	Sixteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services
(h)(53)	Sixteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services
(h)(70)	Operating Expenses Limitation Agreement between the Trust, on behalf of Consilium Emerging Market Small Cap Fund, and Montage Investments, LLC, and Consilium Investment Management LLC
(i)(18)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Consilium Emerging Market Small Cap Fund
(p)(17)	Code of Ethics for Montage Investments, LLC
(p)(18)	Code of Ethics for Consilium Investment Management LLC

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